GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2013
Gain (Loss) on Disposition of Assets [Abstract]
Gains on sale of assets and termination of charters
The Company has recorded gains on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands)	2013	2012	2011
Gain on sale of assets	18,025	25,681	8,468
Gain on termination of charters	—	21,705	—
Total gain on sale of assets and termination of charters	18,025	47,386	8,468

Realized gains/(losses) on sales of vessels
During the year ended December 31, 2013, the Company realized the following gains on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Edinburgh	18,801	14,535	4,266
Front Pride	12,173	11,652	521
Front Guider	21,184	7,946	13,238
	52,158	34,133	18,025